Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 82,340	¥ 61,902
Gross realized losses on sales of Available-for-sale debt securities	72,520	¥ 18,169
Corporate bonds
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of debt securities included in Investment securities gains (losses)—net	¥ 299,478